Net Loss From Continuing Operations - Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Short-term employee benefits	$ 69,806	$ 70,205	$ 66,913
Defined contribution plans	3,064	2,982	2,985
Termination benefits	2,546	86	292
Share-based payments	37,907	5,038	0
Total employee benefits expense	113,323	78,311	70,190
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	29,668	24,417	23,007
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	21,580	17,457	17,700
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	27,684	13,908	11,141
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	$ 34,391	$ 22,529	$ 18,342